OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,482	$ 780
Government authorities	54	35
Other	122	306
Other accounts receivable and prepaid expenses	$ 2,658	$ 1,121